As filed with the Securities and Exchange Commission on August 14, 2008
                                           1933 Act Registration No. 333-112927
                                            1940 Act Registration No. 811-03214
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 10 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 85 /X/

                  Lincoln National Variable Annuity Account C
                           (Exact Name of Registrant)

                          Multi-Fund (Reg. TM) Select

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                             Brian Burke, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                             Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 / / on _____________, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /x/ on October 31, 2008, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                   Lincoln National Variable Annuity Account C

                              Multi-Fund(R) Select

                Supplement to the Prospectus dated April 30, 2008

This supplement to the prospectus for your Multi-Fund(R) Select variable annuity contract provides a new optional rider available for purchase. This supplement is for informational purposes and requires no action on your part.

Lincoln Lifetime IncomeSM Advantage. The Lincoln Lifetime IncomeSM Advantage is a Rider that is available for purchase with your variable annuity contract. This Rider provides minimum, guaranteed, periodic withdrawals for your life as contract owner/annuitant (Single Life Option) or for the lives of you as contract owner/annuitant and your spouse as primary beneficiary (Joint Life Option) regardless of the investment performance of the contract, provided that certain conditions are met. (If the contract is owned by the employer or other non-natural owner, the covered life must be the annuitant for the Single Life option and annuitant and spouse for the Joint Life option.) A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract but, is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial purchase payment (or contract value if elected after contract issue) increased by subsequent purchase payments, Automatic Annual Step-ups and 5% Enhancements and decreased by withdrawals in accordance with the provisions set forth below. No additional purchase payments are allowed if the contract value decreases to zero for any reason.

This Rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. With the Single Life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchase the Joint Life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse will be available. Withdrawals in excess of the Maximum Annual Withdrawal amount and any withdrawals prior to age 59 1/2 (for the Single Life Option) or age 65 (for the Joint Life Option) may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement. These options are discussed below in detail.

Contracts that are owned by an employer's qualified retirement plan include the Guaranteed Minimum Account Balance provision whereby the contractowner may be eligible to receive a minimum account balance upon surrender of the contract. See Guaranteed Minimum Account Balance later in this Supplement.

By purchasing the Lincoln Lifetime IncomeSM Advantage Rider, you will be limited in how you can invest in the subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See Investment Requirements later in this Supplement.

Lincoln offers another optional rider, i4LIFE(R) Advantage, for purchase with its variable annuity contracts. This rider provides a method to take payouts from your contract value and may provide certain guarantees. This rider is fully discussed in your prospectus. There are differences between the Lincoln Lifetime IncomeSM Advantage and i4LIFE(R) Advantage in the features provided as well as the charge structure. These differences are discussed later is this Supplement. These riders may not be available in the future.

Expense Table
The following table describes the charges for the Lincoln Lifetime Income SM Advantage Rider options. Refer to your prospectus for all other fees and charges associated with your variable annuity contract. Lincoln Lifetime IncomeSM
Advantage:

                                                                  Lincoln Lifetime IncomeSM
                                                                     Advantage Single or
                                                                      Joint Life Option

     Guaranteed maximum annual percentage charge*                           1.50%

     Current annual percentage charge*                                      0.90%

     Current annual percentage charge* for contracts                        0.95%
     with Guaranteed Minimum Account Balance**

* The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, Automatic Annual Step-ups- and, 5% Enhancements and decreased by withdrawals. These changes to the Guaranteed Amount are discussed below. This charge is deducted from the contract value on a quarterly basis.

**The Guaranteed Minimum Account Balance provision is applicable only to contracts owned by an employer's qualified retirement plan.

EXAMPLES
This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.
The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of the contract and any of the funds, and that the Lincoln Lifetime IncomeSM Advantage is in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:
                                   1 year     3 years    5 years    10 years
                                   ------     -------    -------    --------

2) If you annuitize or do not surrender your contract at the end of the applicable time period:
                                   1 year     3 years    5 years    10 years
                                   ------     -------    -------    --------

For more information, see Charges and Other Deductions in your prospectus. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The Contracts
- i4LIFE(R) Advantage including the Guaranteed Income Benefit Rider and Annuity Payouts. These examples should not be considered a representation of past or future expenses.

The Lincoln Lifetime IncomeSM Advantage charge is further described in this Supplement after the discussion of the Rider.

We have designed the Rider to protect you from outliving your contract value. If the Rider terminates or your (or your spouse, if applicable) die before your contract value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the Rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your contract value will be reduced to zero before you (or your spouse's) death.

If the Rider is elected at contract issue, then the Rider will be effective on the contract's effective date. If the Rider is elected after the contract is issued (by sending a written request to our Home Office), the Rider will be effective on the next valuation date following approval by us.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that.

Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this Rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a death benefit. (Note: The Guaranteed Minimum Account Balance available on contracts owned by employer retirement plans provides a limited withdrawal opportunity as described in this Supplement.) The initial Guaranteed Amount varies based on when you elect the Rider. If you elect the Rider at the time you purchase the contract, the initial Guaranteed Amount will equal your initial purchase payment. If you elect the Rider after we issue the contract, the initial Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total Guaranteed Amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if Joint Life Option) are the covered lives under the Lincoln Lifetime IncomeSM Advantage.

Additional purchase payments automatically increase the Guaranteed Amount by the amount of the purchase payment (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional purchase payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the Rider effective date, each time a single purchase payment is made that equals or exceeds $50,000, the charge for your Rider may change on the next Benefit Year anniversary. The charge will be the current charge in effect on that next Benefit Year Anniversary for new purchases of the Rider. The charge will never exceed the guaranteed maximum annual charge. See Lincoln Lifetime IncomeSM Advantage Charge later in this supplement. Additional purchase payments will not be allowed if the contract value decreases to zero for any reason including market loss. Loan payments are not considered purchase payments for purposes of determining the Guaranteed Amount.

The following example demonstrates the impact of additional purchase payments on the Lincoln Lifetime IncomeSM Advantage charge:

Initial purchase payment                    $100,000
Three years of payroll deduction Purchase
     Payments totaling                      $  95,000       No change to charge

Additional purchase payment in Year 3
     (a lump sum rollover)                  $  55,000      Charge will be the
                                                            current charge

Each withdrawal reduces the Guaranteed Amount as discussed below.

Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments, Automatic Annual Step-ups and 5% Enhancements are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount. In addition, the percentage charge may change when an additional purchase payment equal to or in excess of $50,000 is made and also when Automatic Annual Step-ups occur as discussed below. See Lincoln Lifetime IncomeSM Advantage Charge later in this Supplement.

5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus purchase payments received in that year, will be increased by 5% if the contract owner/ annuitant (as well as the spouse if the Joint Life option is in effect) are under age 86. Additional purchase payments must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that purchase payment.

Note: The 5% Enhancement is not available in any year there is a withdrawal (including a loan) from contract value including a Maximum Annual Withdrawal amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount:

Initial purchase payment = $100,000; Guaranteed Amount = $100,000
Payroll deduction purchase payments during the remainder of Year 1 = $2600

On the first Benefit Year Anniversary, the Guaranteed Amount is $107,600 ($100,000 times 1.05% plus $2600 additional purchase payments). The $2600 of payroll deduction purchase payments are not eligible for the 5% Enhancement until the 2nd Benefit Year Anniversary.

The 5% Enhancement will be in effect as long as payroll deduction purchase payments are made into the contract. If payroll deduction purchase payments are not being made (or cease), the 5% Enhancement will be in effect for 15 years. The 5% Enhancement will cease upon the death of the contract owner/annuitant or upon the death of the survivor of the contractowner or spouse (if Joint Life option is in effect) or when the oldest of these individuals reaches age 86. A new 15-year period, if applicable, will begin each time an Automatic Annual Step-up to the contract value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10,000,000.

Any withdrawal or loan from the contract value limits the 5% Enhancement as follows:
   a. The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal or loan, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if:
              i. no other withdrawals are made from the contract and
              ii. payroll deduction purchase payments are being made or the Rider is within the 15-year Enhancement period as long as iii.the contract owner/ annuitant (Single Life Option) is 59 1/2 or older or the contractowner and spouse (Joint Life Option) are age 65 or older.
   b. If the contractowner/annuitant (Single Life Option) is under age 59 1/2 or the contractowner or spouse (Joint Life Option) is under age 65, and a withdrawal is made from the contract, the 5% Enhancement will not occur again until an Automatic Annual Step-Up to the contract value (as described below) occurs.

An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals after 59 1/2 section below.

If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit
Year anniversary, your percentage charge for the Rider will not change. However, the amount you pay for the Rider will increase since the charge for the Rider is based on the Guaranteed Amount. See Lincoln Lifetime IncomeSM Advantage Charge later in this supplement.

Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary if:

   a. the contractowner/annuitant (Single Life Option), or the contractowner and spouse (Joint Life option) are both still living and under age 86; and
   b. the contract value on that Benefit Year anniversary is greater than the Guaranteed Amount after the 5% Enhancement (if any).

Each time the Guaranteed Amount is stepped up to the current contract value as described above, your percentage charge for the Rider will be the current charge for the Rider, not to exceed the guaranteed maximum charge. Therefore, your percentage charge for this Rider could increase every Benefit Year anniversary. See Lincoln Lifetime IncomeSM Advantage Charge later in this Supplement.

If your percentage rider charge is increased upon an Automatic Annual Step-up, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the Rider to change. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline the Automatic Annual Step-up, you will receive the 5% Enhancement (if you are eligible as specified above); however, a new 15-year period for 5% Enhancements, if applicable, will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional purchase payments would cause your charge to increase. See the earlier Guaranteed Amount section.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional purchase payments and issue age above 59 1/2 (Single Life) or 65 (Joint Life):

                                                                               Potential for      Length of 5%
                                                                              Charge to Change     Enhancement
                                        Contract Value    Guaranteed Amount                           Period
   Initial Purchase Payment $50,000         $50,000            $50,000               No                 15
   1st Benefit Year Anniversary             $54,000            $54,000               Yes                15
   2nd Benefit Year Anniversary             $53,900            $56,700               No                 14
   3rd Benefit Year Anniversary             $57,000            $59,535               No                 13
   4th Benefit Year Anniversary             $64,000            $64,000               Yes                15

On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Guaranteed Amount to the contract value of $54,000 since the increase in the contract value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the contract value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535).

An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.

Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your (contractowner) lifetime (Single Life Option) or the lifetimes of you and your spouse (Joint Life Option) as long as you are at least age 59 1/2 (Single Life Option) or you and your spouse are both at least age 65 (Joint Life Option) and your Maximum Annual Withdrawal amount is greater than zero.

On the effective date of the Rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.

If your contract value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life (and your spouse if applicable) under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later in this supplement). You may not withdraw the remaining Guaranteed Amount in a lump sum.

Note: if any withdrawal is made, including a loan, the 5% Enhancement is not available during that Benefit Year.

The tax consequences of withdrawals are discussed in Federal Tax Matters in your prospectus.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your contract value.

The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home Enhancement, during a Benefit Year when the contractowner/annuitant is age
59 1/2 or older or the contractowner and spouse (Joint Life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 36 months or more after the effective date of the Rider, 36 months or more after the effective date of any single purchase payment over $50,000, the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. If the Nursing Home Enhancement is in effect, no additional purchase payments will be accepted. Purchase payments received within 36 months of admission into the nursing home may be withdrawn in order to restore eligibility for this benefit.

Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50% starting after the next Benefit Year anniversary.

The requirements of an accredited nursing home or equivalent health care facility are set forth in your contract and in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24-hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility.

The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount.

The Maximum Annual Withdrawal amount is increased by 5% of any additional purchase payments. For example, if the Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional purchase payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000).

5% Enhancements and Automatic Annual Step-ups will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:
   a. the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement or Automatic Annual Step-up; or
   b. 5% of the Guaranteed Amount on the Benefit Year anniversary. See the chart below for examples of the recalculation.

The Maximum Annual Withdrawal amount from Lincoln Lifetime IncomeSM Advantage under all Lincoln Life contracts (or contracts issued by our affiliates) applicable to you (or your spouse if Joint Life Option) can never exceed 5% of the maximum Guaranteed Amount.

Withdrawals after age 59 1/2 (Single Life Option) or age 65 (Joint Life Option). If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) after age 59 1/2 (Single Life) or age 65 (Joint Life) are within the Maximum Annual Withdrawal amount, then:
   1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
   2. the Maximum Annual Withdrawal amount will remain the same.

The impact of withdrawals prior to age 59 1/2 or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional purchase payments and the contractowner (Single Life) is older than 59 1/2 and the contractowner and spouse (Joint Life) are both older than 65):

                                            Contract Value       Guaranteed Amount       Maximum Annual
                                                                                       Withdrawal amount
     Initial Purchase Payment $50,000           $50,000               $50,000                $2,500
     1st Benefit Year Anniversary               $54,000               $54,000                $2,700
     2nd Benefit Year Anniversary               $51,000               $51,300                $2,700
     3rd Benefit Year Anniversary               $57,000               $57,000                $2,850
     4th Benefit Year Anniversary               $64,000               $64,000                $3,200

The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (1st, 3rd and 4th anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.

If a participant takes a loan against the contract, the loan will be treated as an Excess Withdrawal (see below) and not as a Maximum Annual Withdrawal amount.

Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges. Withdrawals will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic monthly or quarterly installments of the amount needed to satisfy the required minimum distribution
(RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
   1. Lincoln's monthly or quarterly automatic withdrawal service is used to calculate and pay the RMD; and
   2. the RMD calculation must be based only on the value in this contract.
   3. no withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph).

If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal Amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).

Distributions from qualified contracts are generally taxed as ordinary income. See Federal Tax Matters in your prospectus. Excess Withdrawals.

Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. All loans are treated as Excess Withdrawals. When Excess Withdrawals occur:
   1. The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the contract value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction; and
   2. The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the pro rata reduction for the Excess Withdrawal).

The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,182 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,000 (5% of the initial Guaranteed Amount of $100,000)
After a $12,000 Withdrawal ($5,000 is within the Maximum Annual Withdrawal amount, $7,000 is the Excess Withdrawal):
The contract value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,000:

Contract Value = $55,000
Guaranteed Amount = $80,000

The contract value is reduced by the $7,000 Excess Withdrawal and the Guaranteed Amount is reduced by 12.72%, the same proportion that the Excess Withdrawal reduced the $55,000 contract value ($7,000 / $55,000)

Contract value = $48,000

Guaranteed Amount = $69,818 ($80,000 X 12.72% = $10,181; $80,000 - $10,181 =
$69,818) Maximum Annual Withdrawal amount = $3,491.00 (5% of $69,818)

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.

Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions set forth in your prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $5,000 Maximum Annual Withdrawal amount is not subject to surrender charges; the $7,000 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in your prospectus.

Withdrawals before age 59 1/2/65. If any withdrawal or loan is made prior to the time the contractowner is age 59 1/2 (Single Life) or the contractowner and spouse (Joint Life) are both age 65, including withdrawals equal to Maximum Annual Withdrawal amounts, the following will occur:
   1. The Guaranteed Amount will be reduced in the same proportion that the entire withdrawal reduced the contract value (this means that the reduction in the Guaranteed amount could be more than a dollar-for-dollar reduction);
   2. The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount; and
   3. The 5% Enhancement to the Guaranteed Amount is not available until after an Automatic Annual Step-up to the contract value occurs. This Automatic Annual Step-up will not occur until the contract value exceeds the Guaranteed Amount on a Benefit Year anniversary. (See the 5% Enhancement section above).

The following is an example of the impact of a withdrawal prior to age 59 1/2 for single or age 65 for joint:

$100,000 purchase payment
$100,000 Guaranteed Amount
A 10% market decline results in a contract value of $90,000
$5,000 Maximum Annual Withdrawal amount

If a $5,000 withdrawal is made before age 59 1/2, the Guaranteed Amount will be $94,444 ($100,000 reduced by 5.56% ($5,000/$90,000) and the new Maximum Annual
Withdrawal amount is $4,722 (5% times $94,444). Surrender charges will apply unless one of the waivers of surrender charge provisions set forth in your prospectus is applicable.

In a declining market, withdrawals prior to age 59 1/2 (or 65 if Joint Life) may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.

Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal Amount, because you have reached the Maturity Date of the Contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.

The Maximum Annual Withdrawal Amount Annuity Payment Option is a fixed annuitization in which the contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE(R) Advantage, which are based on your contract value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the Joint Life option.

If the contract value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.

If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout
Option, your beneficiary may be eligible for a final payment upon death of the Single Life or surviving Joint Life, if a minimum amount equal to the following, has not been paid from the contract. The final payment, if applicable, is equal to the sum of all purchase payments, decreased by: withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option on a dollar for dollar basis; withdrawals that occurred prior to the election of Lincoln Lifetime IncomeSM Advantage on a dollar for dollar basis; and all other withdrawals will reduce the sum of purchase payments in the same proportion as the withdrawals reduced the contract value at the time of the withdrawal.

Death Prior to the Annuity Commencement Date. The Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount upon the death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit will be in effect unless a minimum amount equal to the following has not been paid from the contract. The final payment, if applicable, is equal to the sum of all purchase payments, decreased by: withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option on a dollar for dollar basis; withdrawals that occurred prior to the election of Lincoln Lifetime IncomeSM Advantage on a dollar for dollar basis; and all other withdrawals will reduce the sum of purchase payments in the same proportion as the withdrawals reduced the contract value at the time of the withdrawal. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit Before the Annuity Commencement Date in your prospectus.

Upon the death of the Single Life, the Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). If the beneficiary elects to continue the contract after the death of the Single Life (through a separate provision of the contract), the beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage Rider if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Guaranteed Amount.

Upon the first death under the Joint Life option, the lifetime payout of the Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, the Lincoln Lifetime IncomeSM Advantage will end and no further Maximum
Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death).

As an alternative, after the first death, the surviving spouse may choose to terminate the Joint Life option and purchase a new Single Life option, if available, under the terms and charge in effect at the time for a new purchase. The surviving spouse must be under age 65. In deciding whether to make this change, the surviving spouse should consider: 1) if the change will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the Single Life Rider option for new issues will provide an earlier age (59 1/2) to receive Maximum Annual Withdrawal amounts.

Impact of Divorce on Joint Life Option. In the event of a divorce, the contractowner may terminate the Joint Life Option and purchase a Single Life Option, if available, (if the contractowner is under age 65) at the current Rider charge and the terms in effect for new sales of the Single Life Option.

After a divorce, the contractowner may keep the Joint Life Option to have the opportunity to receive lifetime payouts for the lives of the contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the Rider up to and including the date the new spouse is added to the Rider.

Guaranteed Minimum Account Balance. Contracts that are owned by an employer's qualified retirement plan include the Guaranteed Minimum Account Balance provision whereby the contractowner may be eligible to receive a minimum account balance upon surrender of the contract.

If the employer moves the qualified retirement plan to another investment provider, the Guaranteed Minimum Account Balance provision guarantees a minimum contract value if the contract is surrendered at a Benefit Year anniversary, unless any Excess Withdrawal has previously occurred. However, if the contract value exceeds the Guaranteed Amount on the Benefit Year anniversary, no minimum contract value is available. To exercise the Guaranteed Minimum Account Balance, the contractowner must provide written notice to us at least five, but no more than thirty days before the Benefit Year anniversary upon which the contract will be surrendered.

The minimum contract value guaranteed under the Guaranteed Minimum Account Balance provision is a percentage of all purchase payments, less withdrawals that were within the Maximum Annual Withdrawal amount, based on the number of complete years between the date each purchase payment was received and the Benefit Year anniversary date of surrender, according to the following schedule:

           Number of Complete Benefit        Percent           Number of Complete          Percent
                      Years                                      Benefit Years
                        1                      75%                     6                     85%
                        2                      75%                     7                     90%
                        3                      80%                     8                     90%
                        4                      80%                     9                     95%
                        5                      85%                     10                    100%

For purposes of calculating the Guaranteed Minimum Account Balance, withdrawals will be treated as a return of contributions first, and on a first-in, first-out basis. The schedule is applicable to the number of completed Benefit Years for each contribution.

Excess withdrawals, including loans, will terminate the Guaranteed Minimum Account Balance provision. If the contract value exceeds the Guaranteed Amount on the Benefit Year anniversary, no minimum contract value is guaranteed.

Lincoln Lifetime IncomeSM Advantage Charge. While this Rider is in effect, there is a charge for the Lincoln Lifetime IncomeSM Advantage, if elected. The Rider charge is currently equal to an annual rate of 0.90% (0.225% quarterly)for the Lincoln Lifetime IncomeSM Advantage Single Life or Joint Life option. For contracts owned by an employer's qualified retirement plan, the Rider charge is currently equal to an annual rate of 0.95% (0.2375% quarterly) because of the additional Guaranteed Minimum Account Balance.

The charge is applied to the Guaranteed Amount as increased for subsequent purchase payments, Automatic Annual Step-ups and 5% Enhancements and decreased for withdrawals. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount of the contract on the valuation date the Rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Guaranteed Amount section for a discussion and example of the impact of the changes to the Guaranteed Amount.

The annual Rider percentage charge may increase each time the Guaranteed Amount increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 1.50%. Therefore, your percentage charge for this Rider could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. If we receive this notice, we will decrease your Guaranteed Amount and percentage charge to the amounts they were before the step-up occurred. Increased fees collected during the 30 day period will be refunded into your contract. This reversal will only apply for this particular Automatic Annual Step-up and is not available if additional purchase payments would cause your charge to increase (see below). You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.

An increase in the Guaranteed Amount as a result of the 5% Enhancement will not cause an increase in the annual Rider percentage charge but will increase the dollar amount of charge.

Any additional single purchase payment in excess of $50,000 into your annuity contract after the first Benefit Year will potentially cause the charge for your Rider to change to the current charge for new rider purchases in effect on the next Benefit Year anniversary, but the charge will never exceed the guaranteed maximum annual charge. The new charge will become effective on the Benefit Year anniversary.

The Rider charge will be discontinued upon termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider (except for death) or surrender of the contract. If the Guaranteed Amount is reduced to zero while the contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.

General Provisions.

Termination. After the seventh anniversary of the effective date of the Rider, the contractowner may terminate the Rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:

o   Upon the election to receive the Guaranteed Minimum Account Balance;
o on the annuity commencement date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
o if the contractowner or annuitant is changed (except if the surviving spouse under the Joint Life option assumes ownership of the contract upon death of the contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
o upon the death under the Single Life option or the death of the surviving spouse under the Joint Life option;
o   when the Maximum Annual Withdrawal amount is reduced to zero; or
o   upon termination of the underlying annuity contract.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate. If you terminate the Rider, you must wait one year before you can re-elect any Lincoln Lifetime IncomeSM Advantage or any other living benefits we may offer in the future.

i4LIFE(R) Advantage Option. i4LIFE(R) Advantage is an income program, available for purchase at an additional charge, that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a death benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also provided. Depending on a person's age and the selected length of the Access Period, i4LIFE(R) Advantage may provide a higher payout than the Maximum Annual Withdrawal amounts under Lincoln Lifetime IncomeSM Advantage. You cannot have both i4LIFE(R) Advantage and Lincoln Lifetime IncomeSM Advantage in effect on your contract at the same time.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to drop Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE(R) Advantage if i4LIFE(R) Advantage will provide a higher payout amount. If this decision is made, the contractowner can use any remaining Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE(R) Advantage at the terms in effect for owners of the Lincoln Lifetime IncomeSM Advantage Rider. i4LIFE(R) Advantage with the Guaranteed Income Benefit must be elected before the Annuity Commencement Date and by age 85. See i4LIFE(R) Advantage and the Guaranteed Income Benefit sections of your prospectus. The charge for these benefits will be the current charge in effect for the i4LIFE(R) Advantage and Guaranteed Income Benefit at the time of election of these benefits. If you use your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE(R) Advantage and the Guaranteed Income Benefit in effect for at least 3 years. In addition, Option 2 of the Investment Requirements applicable to Lincoln Lifetime IncomeSM Advantage will also apply to i4LIFE(R) Advantage with the Guaranteed Income Benefit.

Below is an example of how the Guaranteed Amount from the Lincoln Lifetime IncomeSM Advantage is used to establish the Guaranteed Income Benefit with i4LIFE(R) Advantage.

Prior to i4LIFE(R) Advantage election:
Contract Value = $100,000
Guaranteed Amount = $150,000

After i4LIFE(R) Advantage election:
Regular Income Payment = $6,700 per year = Contract Value divided by the i4LIFE(R) Advantage annuity factor

Guaranteed Income Benefit = $7,537.50 per year = Guaranteed Amount divided by Guaranteed Income Benefit Table factor applicable to owners of the Lincoln Lifetime IncomeSM Advantage rider.

Availability. The Lincoln Lifetime IncomeSM Advantage is available for purchase with qualified annuity contracts. The contractowner/annuitant as well as the spouse under the Joint Life option must be under age 86 at the time this Rider is elected. You cannot elect the Rider on or after the purchase of i4LIFE(R) Advantage or on or after the Annuity Commencement Date and must wait at least 12 months after terminating any other living benefits we may offer in the future. There is no guarantee that the Lincoln Lifetime IncomeSM Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this Rider will depend upon your state's approval of this Rider. In addition, certain features of this Rider may not be available in some states. Check with your investment representative regarding availability.

Investment Requirements
Contractowners who have elected the Lincoln Lifetime IncomeSM Advantage will be subject to the following Investment Requirements on the investments in their contracts. These Investment Requirements are different from the Investment Requirements listed in your prospectus that apply to purchases of i4LIFE(R) Advantage with the Guaranteed Income Benefit . Contractowners with an active Lincoln Lifetime IncomeSM Advantage who decide to drop Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE(R) Advantage with the Guaranteed Income Benefit are also subject to these Investment Requirements. We have divided the subaccounts of your contract into two groups. We will specify the minimum or maximum percentages of your contract value that must be in each group at the time you purchase the Rider. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.

You can select the percentages of contract value to allocate to individual funds within each group, but the total investment for all funds in a group must comply with the specified minimum or maximum percentages for that group.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of this rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing transfers will appear on your quarterly statement and you will not receive an individual confirmation after each transfer. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.

We may change the list of subacccounts in a group, change the number of groups, change the minimum or maximum percentages of contract value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these Riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.

At the time you receive notice of a change to the Investment Requirements, you may:
   1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements;
   2. submit your own reallocation instructions for the contract value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
   3. take no action and be subject to the rebalancing as described above. If you take no action, such changes will apply only to additional deposits or to future transfers of contract value. You will not be required to change allocations to existing subaccounts, but you will not be allowed to add money, by either an additional deposit or a contract transfer, in excess of the new percentage applicable to a fund or fund group.

At this time, the subaccount groups are as follows:

Group 1                                     Group 2
-------                                     -------
Investments must be at least 25%            Investments cannot exceed 75%
--------------------------------            -----------------------------
1. Delaware VIP High Yield Series           All other investment options except
2. LVIP Delaware Bond Fund                   as discussed below.
3. Delaware VIP Diversified Series

To satisfy the Investment Requirements for the Lincoln Lifetime IncomeSM Advantage, you may allocate 100% of your contract value to or among the LVIP Wilshire Profile Funds that are available in your contract except not more than 75% can be allocated to the LVIP Wilshire Aggressive Profile Fund. If you allocate less than 100% to these funds, then these funds will be considered as part of Group 2 above and you will be subject to the Group 2 restrictions. The fixed accounts are not available with these riders except for dollar cost averaging.

                                     PART A

The prospectus for the Multi-Fund(R) Select variable annuity contract is incorporated herein by reference to 497 Filing (File No. 333-112927) filed on May 5, 2008.


                                     PART B

The Statement of Additional Information for the Multi-Fund(R) Select variable annuity contract is incorporated herein by reference to497 Filing (File No. 333-112927) filed on May 5, 2008.

                  Lincoln National Variable Annuity Account C

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-112927) filed on April 4, 2008. (To Be Filed by Amendment)

     2. Part B

     The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-112927) filed on April 4, 2008. (To Be Filed by Amendment)

     Statement of Assets and Liabilities - December 31, 2007
     Statement of Operations - Year ended December 31, 2007
     Statements of Changes in Net Assets - Years ended December 31, 2007 and
       2006
     Notes to Financial Statements - December 31, 2007
     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following consolidated financial statements for the The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-112927) filed on April 4, 2008. (To Be Filed by Amendment)

     Consolidated Balance Sheets - December 31, 2007 and 2006
     Consolidated Statements of Income - Years ended December 31, 2007, 2006, and 2005
     Consolidated Statements of Shareholder's Equity - Years ended December 31,
       2007, 2006, and 2005
     Consolidated Statements of Cash Flows - Years ended December 31, 2007,
       2006, and 2005
     Notes to Consolidated Financial Statements - December 31, 2007
     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolution of Board of Directors and Memorandum from the President of The Lincoln National Life Insurance Company authorizing establishment of the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-25990) filed on April 22, 1998.

(2) Not Applicable.

(3) (a) Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 33-25990) filed on April 22, 1999.

   (b) Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-25990) filed on April 13, 2000.

   (c) Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-25990) filed on April 13, 2000.

   (d) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4) (a) Variable Annuity Contract (Form No. 30070) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-112927) filed on February 18, 2004.

   (b) Variable Annuity Amendment (Form No. AR 434-A MFS 02/04) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-112927) filed on May 28, 2004.

   (c) Section 457 Annuity Endorsement (Form No. AR435-I) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-112927) filed on February 18, 2004.

   (d) Section 403(b) Annuity Endorsement (32481-I) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (e) Variable Annuity Payment Option Rider (I4LA-EMI 3/07) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-112927) filed on April 17, 2007.

     (f) Form of Variable Annuity Living Benefits Rider (AR-512MF-EE) (7-08)

     (g) Form of Variable Annuity Living Benefits Rider (AR-512MF-EM) (7-08)

(5) Application (33083 2/05) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-112927) filed on April 17, 2007.

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Registration Statement on Form S-6 (File No. 333-40745) filed on November 21, 1997.

   (b) By-Laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

(7) Automatic Indemnity Reinsurance Agreement Amended and Restated as of January 31, 2008 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-68842) filed on April 4, 2008.

(8) (a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

  (b) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

     (i) Alliance Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (ii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     iv) Fidelity Variable Insurance Products incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (v) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (vi) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (vii) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (viii) DWS Investments VIT Funds Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (c) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:

     (i) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (ii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (iv) DWS Investments VIT Funds (To Be Filed by Amendment)

     (v) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (vi) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (vii) MFS Variable Insurance Trust incorporate herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (viii) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(9) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-112927) filed on May 28, 2004.

(10) (a) Consent of Independent Registered Public Accounting Firm (To Be Filed by Amendment)

   (b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(11) Not Applicable

(12) Not Applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company
System

Item 25. Directors and Officers of the Depositor

   The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Account C as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.


Name                          Positions and Offices with Depositor
---------------------------   -------------------------------------------------------------
Michael J. Burns****          Senior Vice President
Kelly D. Clevenger*           Vice President
Frederick J. Crawford**       Chief Financial Officer and Director
Christine S. Frederick***     Vice President and Chief Compliance Officer
Dennis R. Glass**             President and Director
Mark E. Konen****             Senior Vice President and Director
See Yeng Quek*****            Senior Vice President, Chief Investment Officer and Director
Keith J. Ryan*                Vice President and Director
Dennis L. Schoff**            Senior Vice President and General Counsel
Rise' C.M. Taylor*            Treasurer and Vice President
Westley V. Thompson***        Senior Vice President and Director
C. Suzanne Womack**           Secretary and Second Vice President

    * Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
   ** Principal business address is Radnor Financial Center, 150 Radnor Chester
        Road, Radnor, PA 19087
  *** Principal business address is 350 Church Street, Hartford, CT 06103
 **** Principal business address is 100 North Greene Street, Greensboro, NC
        27401
***** Principal business address is One Commerce Square, 2005 Market Street,
        39th Floor, Philadelphia, PA 19103-3682

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of June 30, 2008 there were 423,784 contract owners under Account C.

Item 28. Indemnification

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   Lincoln Financial Distributors, Inc. (LFD) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.


Name                       Positions and Offices with Underwriter
------------------------   ------------------------------------------------
Terrence Mullen*           Chief Executive Officer, President and Director
David M. Kittredge*        Senior Vice President
Randal J. Freitag*         Vice President and Treasurer
Patrick J. Caulfield**     Vice President and Chief Compliance Officer
Frederick J. Crawford*     Director
Dennis R. Glass*           Director
Keith J. Ryan***           Vice President and Chief Financial Officer
Marilyn K. Ondecker***     Secretary

  * Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
 ** Principal Business address is 350 Church Street, Hartford, CT 06103
*** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Mellon Bank, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

   (d) Lincoln Life hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

   (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs
      (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 14th day of August, 2008.


      Lincoln National Variable Annuity Account C (Registrant)
      Multi-Fund (Reg. TM) Select
      By:   /s/ John D. Weber
            ------------------------------------
            John D. Weber
            Second Vice President, The Lincoln National Life Insurance
            Company
            (Title)

      THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
      (Depositor)
      By:   /s/ Kelly D. Clevenger
            ------------------------------------
            Kelly D. Clevenger
            (Signature-Officer of Depositor)
            Vice President, The Lincoln National Life Insurance Company
            (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on August 14, 2008.


Signature                        Title
*                                President and Director (Principal Executive Officer)
------------------------------
Dennis R. Glass
*                                Senior Vice President, Chief Financial Officer and Director
------------------------------   (Principal Financial Officer)
Frederick J. Crawford
*                                Senior Vice President
------------------------------
Michael J. Burns
*                                Senior Vice President and Director
------------------------------
Mark E. Konen
*                                Senior Vice President, Chief Investment Officer and Director
------------------------------
See Yeng Quek
*                                Vice President and Director
------------------------------
Keith J. Ryan
*                                Senior Vice President and Director
------------------------------
Westley V. Thompson

*By:/s/ Kelly D. Clevenger       Pursuant to a Power of Attorney
 ---------------------------
  Kelly D. Clevenger